Trade Accounts Receivable and Other Current Assets - Trade accounts receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade Accounts Receivable and Other Current Assets
Provision for doubtful accounts	$ 0	$ 0